BORROWINGS AND OTHER FINANCING ARRANGEMENTS (Schedule Of Capital Lease Future Payments) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
2019	$ 6,847,137
2020	8,007,305
2021	8,069,877
2022	8,000,827
2023	6,753,612
2024 and later	5,489,073
Total minimum lease payments	43,167,831
Less: Amount representing interest	(9,037,336)
Present value of net minimum lease payments	34,130,495
Current portion	5,004,187	$ 369,046
Non-current portion	29,126,308	28,929,753
Non-current portion for failed sale and lease back	48,748,462	38,575,716
Total failed sale-lease back and capital lease liabilities	$ 77,874,770	$ 67,505,469